SEGMENTED INFORMATION (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of operating segments [abstract]
Schedule of Segment Information for Assets and Liabilities

Segmented information for assets and liabilities are as follows:

March 31, 2020
	Mining				Administrative
	Henan						Total
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Current assets	$80,160	$1,467	$3,665	$-	$4,289	$68,598	$158,179
Plant and equipment	45,113	3,893	15,261	-	862	1,593	66,722
Mineral rights and properties	192,746	6,884	24,956	-	-	-	224,586
Investment in an associate	-	-	-	-	-	44,555	44,555
Other investments	2,117	-	-	-	-	6,633	8,750
Reclamation deposits	5,043	-	4,180	-	-	7	9,230
Long-term prepaids and deposits	205	99	86	-	-	-	390
Long-term portion of lease receivable	-	-	-	-	-	348	348
Total assets	$325,384	$12,343	$48,148	$-	$5,151	$121,734	$512,760
Current liabilities	$19,495	$1,322	$3,154	$-	$625	$3,232	$27,828
Long-term portion of lease obligation	-	-	-	-	-	1,502	1,502
Deferred income tax liabilities	34,761	997	-	-	-	-	35,758
Environmental rehabilitation	6,775	1,015	910	-	-	-	8,700
Total liabilities	$61,031	$3,334	$4,064	$-	$625	$4,734	$73,788

March 31, 2019
	Mining				Administrative
	Henan						Total
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Current assets	$66,992	$1,540	$11,870	$529	$5,435	$48,495	$134,861
Plant and equipment	47,600	4,319	15,354	255	932	157	68,617
Mineral rights and properties	197,274	7,222	26,670	7,754	-	-	238,920
Investment in an associate	-	-	-	-	-	38,703	38,703
Other investments	-	-	-	-	-	9,253	9,253
Reclamation deposits	5,330	-	2,616	-	-	7	7,953
Long-term prepaids and deposits	369	104	170	126	-	-	769
Total assets	$317,565	$13,185	$56,680	$8,664	$6,367	$96,615	$499,076
Current liabilities	$27,000	$1,391	$4,036	$2,548	$1,102	$1,796	$37,873
Deferred income tax liabilities	33,337	997	-	-	-	-	34,334
Environmental rehabilitation	11,623	998	774	293	-	-	13,688
Total liabilities	$71,960	$3,386	$4,810	$2,841	$1,102	$1,796	$85,895

Schedule of Segment Information for Operating Results

Segmented information for operating results are as follows:

Year ended March 31, 2020
		Mining			Administrative
	Henan						Total
Statement of income:	Luoning	Hunan(1)	Guangdong	Other	Beijing	Vancouver
Sales	$131,434	$-	$27,395	$-	$-	$-	$158,829
Costs of mine operations	(77,337)	(403)	(21,689)	-	(26)	-	(99,455)
Income from mine operations	54,097	(403)	5,706	-	(26)	-	59,374
Operating income (expenses)	333	(134)	(178)	(60)	(1,590)	(5,583)	(7,212)
Finance items, net	1,366	(147)	136	-	133	462	1,950
Income tax expenses	(5,013)	(53)	(1,060)	-	(1)	(2,782)	(8,909)
Net income (loss)	$50,783	$(737)	$4,604	$(60)	$(1,484)	$(7,903)	$45,203
Attributable to:
Equity holders of the Company	39,679	(516)	4,558	(60)	(1,484)	(7,903)	34,274
Non-controlling interests	11,104	(221)	46	-	-	-	10,929
Net income (loss)	$50,783	$(737)	$4,604	$(60)	$(1,484)	$(7,903)	$45,203

(1)Hunan&8217;s BYP project was placed on care and maintenance in August 2014;

Year ended March 31, 2019
	Mining				Administrative
	Henan						Total
Statement of income:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Sales	$141,483	$-	$29,036	$-	$-	$-	$170,519
Costs of mine operations	(76,276)	(855)	(21,566)	(854)	(36)	-	(99,587)
Income from mine operations	65,207	(855)	7,470	(854)	(36)	-	70,932
Operating (expenses) income	(858)	(106)	(344)	44	(1,555)	(7,218)	(10,037)
Impairment recovery, net	-	-	-	7,279	-	1,899	9,178
Finance items, net	1,131	(127)	51	(11)	145	1,656	2,845
Income tax expenses	(15,588)	(128)	-	-	(2)	(5,153)	(20,871)
Net income (loss)	$49,892	$(1,216)	$7,177	$6,458	$(1,448)	$(8,816)	$52,047
Attributable to:
Equity holders of the Company	39,008	(851)	6,825	5,006	(1,448)	(8,816)	39,724
Non-controlling interests	10,884	(365)	352	1,452	-	-	12,323
Net income (loss)	$49,892	$(1,216)	$7,177	$6,458	$(1,448)	$(8,816)	$52,047

Schedule of Sales by Metal

The sales generated for the years ended March 31, 2019 and 2018 were all earned in China and are comprised of:

	Year ended March 31, 2020
	Henan Luoning	Guangdong	Total
Silver (Ag)	$77,617	$7,255	$84,872
Gold (Au)	3,911	-	3,911
Lead (Pb)	43,312	8,654	51,966
Zinc (Zn)	4,911	10,869	15,780
Other	1,683	617	2,300
	$131,434	$27,395	$158,829

	Year ended March 31, 2019
	Henan Luoning	Guangdong	Total
Silver (Ag)	$74,702	$5,952	$80,654
Gold (Au)	3,642	-	3,642
Lead (Pb)	55,739	8,372	64,111
Zinc (Zn)	6,305	14,349	20,654
Other	1,095	363	1,458
	$141,483	$29,036	$170,519